Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Credit Facilities	$ 452,483	$ 538,208
Term Bank Loans	1,105,303	861,886
Total	1,557,786	1,400,094
Less deferred finance costs, net	(10,813)	(7,531)
Total long-term debt	1,546,973	1,392,563
Less current portion of debt	(311,456)	(319,560)
Add deferred finance costs, current portion	1,627	1,336
Total long-term portion, net of current portion and deferred finance costs	$ 1,237,144	$ 1,074,339